Consolidated Statements of Financial Position - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Assets:
Cash and deposits with banks	¥ 74,362,135	¥ 76,669,401
Call loans and bills bought	7,885,057	5,200,789
Reverse repurchase agreements and cash collateral on securities borrowed	25,468,742	22,076,009
Trading assets	6,890,217	6,176,613
Derivative financial instruments	10,093,100	8,313,016
Financial assets at fair value through profit or loss	2,705,113	2,902,969
Investment securities	33,537,857	33,546,133
Loans and advances	130,516,241	125,190,819
Investments in associates and joint ventures	1,913,920	1,588,820
Property, plant and equipment	1,370,570	1,319,002
Intangible assets	1,242,460	1,091,194
Other assets	13,065,937	7,983,972
Current tax assets	57,766	43,157
Deferred tax assets	94,526	63,176
Total assets	309,203,641	292,165,070
Liabilities:
Deposits	201,930,427	190,022,742
Call money and bills sold	3,656,737	4,378,277
Repurchase agreements and cash collateral on securities lent	24,176,556	27,791,101
Trading liabilities	4,130,591	4,838,439
Derivative financial instruments	11,472,444	9,303,258
Financial liabilities designated at fair value through profit or loss	661,424	597,846
Borrowings	10,551,657	12,697,699
Debt securities in issue	16,576,423	14,387,415
Provisions	355,063	333,301
Other liabilities	16,767,384	10,821,441
Current tax liabilities	338,018	239,190
Deferred tax liabilities	297,923	265,767
Total liabilities	290,914,647	275,676,476
Equity:
Capital stock	2,346,888	2,345,961
Capital surplus	635,731	663,063
Retained earnings	8,585,195	7,836,548
Treasury stock	(48,851)	(38,512)
Equity excluding other reserves	11,518,963	10,807,060
Other reserves	4,337,932	3,663,135
Equity attributable to shareholders of Sumitomo Mitsui Financial Group, Inc.	15,856,895	14,470,195
Non-controlling interests	179,253	150,022
Equity attributable to other equity instruments holders	2,252,846	1,868,377
Total equity	18,288,994	16,488,594
Total equity and liabilities	¥ 309,203,641	¥ 292,165,070